Financial instruments and financial risk management - Currency Risk (Details) - CAD ($)	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Cash	$ 129,065,348	$ 27,988,471
Accounts payable	(6,597,682)	(2,408,302)
Currency risk [member]
IfrsStatementLineItems [Line Items]
Cash	106,802,040	736,623
Accounts payable	$ (3,431,920)	$ (1,520,823)